Deposits (Narrative) (Details) - USD ($) $ in Millions	Dec. 15, 2025	Nov. 20, 2025	Mar. 17, 2025	Aug. 29, 2025	Aug. 01, 2025	Apr. 02, 2025	Mar. 31, 2025
National Administration of Electricity [Member]
Deposits [Line Items]
Security deposit				$ 6.4		$ 15.9	$ 3.4
National Administration of Electricity [Member] | Zunz S.A. [Member]
Deposits [Line Items]
Security deposit			$ 19.0
Payments for deposits		$ 3.2	$ 3.3
Bell Canada Inc [Member]
Deposits [Line Items]
Security deposit					$ 5.8
Payment of one time license fee	$ 2.4